RISK MANAGEMENT - Loans and financial leases by classification and type of collateral (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
RISK MANAGEMENT
Loans and financial leases	$ 269,923,739	$ 220,323,483
Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	65,957,175	55,327,990
Goods Given in Real Estate Leasing
RISK MANAGEMENT
Loans and financial leases	17,031,470	15,869,052
Goods Given in Leasing Other Than Real Estate
RISK MANAGEMENT
Loans and financial leases	7,975,392	6,168,995
Stand by Letter of Credit
RISK MANAGEMENT
Loans and financial leases	607,684	632,108
Security Deposits
RISK MANAGEMENT
Loans and financial leases	1,048,209	880,946
Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	5,187,548	6,591,049
Collection Rights
RISK MANAGEMENT
Loans and financial leases	6,102,860	5,428,059
Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	11,406,953	10,220,347
Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	154,606,448	119,204,937
Commercial
RISK MANAGEMENT
Loans and financial leases	143,537,853	114,911,843
Commercial | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	28,426,583	25,087,070
Commercial | Stand by Letter of Credit
RISK MANAGEMENT
Loans and financial leases	604,309	632,108
Commercial | Security Deposits
RISK MANAGEMENT
Loans and financial leases	450,157	427,921
Commercial | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	4,976,395	6,190,851
Commercial | Collection Rights
RISK MANAGEMENT
Loans and financial leases	6,048,311	5,389,352
Commercial | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	3,382,334	3,412,129
Commercial | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	99,649,764	73,772,412
Consumer
RISK MANAGEMENT
Loans and financial leases	59,588,721	48,363,040
Consumer | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	2,094,966	1,700,588
Consumer | Goods Given in Leasing Other Than Real Estate
RISK MANAGEMENT
Loans and financial leases	39	54
Consumer | Security Deposits
RISK MANAGEMENT
Loans and financial leases	464,940	348,964
Consumer | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	1,168	5,642
Consumer | Collection Rights
RISK MANAGEMENT
Loans and financial leases	54,112	38,094
Consumer | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	7,963,563	6,707,149
Consumer | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	49,009,933	39,562,549
Mortgages
RISK MANAGEMENT
Loans and financial leases	37,371,373	30,646,787
Mortgages | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	34,941,415	28,131,226
Mortgages | Goods Given in Real Estate Leasing
RISK MANAGEMENT
Loans and financial leases	193	200
Mortgages | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	57,360	97,455
Mortgages | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	2,372,405	2,417,906
Financial Leasing
RISK MANAGEMENT
Loans and financial leases	28,097,716	25,119,628
Financial Leasing | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	13	132
Financial Leasing | Goods Given in Real Estate Leasing
RISK MANAGEMENT
Loans and financial leases	17,031,277	15,868,852
Financial Leasing | Goods Given in Leasing Other Than Real Estate
RISK MANAGEMENT
Loans and financial leases	7,975,353	6,168,941
Financial Leasing | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	77,695	93,877
Financial Leasing | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	3,013,378	2,987,826
Small Business
RISK MANAGEMENT
Loans and financial leases	1,328,076	1,282,185
Small Business | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	494,198	408,974
Small Business | Stand by Letter of Credit
RISK MANAGEMENT
Loans and financial leases	3,375
Small Business | Security Deposits
RISK MANAGEMENT
Loans and financial leases	133,112	104,061
Small Business | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	132,290	300,679
Small Business | Collection Rights
RISK MANAGEMENT
Loans and financial leases	437	613
Small Business | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	3,696	3,614
Small Business | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	$ 560,968	$ 464,244